Angel Oak Financials Income Impact Fund
Schedule of Investments
April 30, 2023 (Unaudited)
	Shares	Value
Common Stocks ― 1.25%
Financial ― 1.25%
AmeriServ Financial, Inc.	21,000	$61,110
Bank7 Corp.	7,000	167,860
Eagle Bancorp Montana, Inc.	13,800	193,476
Financial Institutions, Inc.	2,100	36,708
First United Corp.	28,700	429,639
Greene County Bancorp, Inc.	8,800	180,840
TOTAL COMMON STOCKS (Cost ― $1,300,426)		$1,069,633
	Principal
Corporate Obligations ― 95.77%	Amount
Financial ― 95.77%
A10 Capital LLC, 5.875%, 8/17/2026 (a)	$1,000,000	924,098
Banc of California, Inc., 5.250%, 4/15/2025	500,000	445,898
Bancorp Bank, 4.750%, 8/15/2025	2,000,000	1,815,647
BankFinancial Corp., 3.750% (TSFR3M + 2.990%), 5/15/2031 (a)(b)	2,000,000	1,769,371
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)	2,000,000	1,809,276
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (a)(b)	1,000,000	865,935
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (b)	1,000,000	919,597
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)	1,300,000	1,146,429
Civista Bancshares, Inc., 3.250% (SOFR + 2.190%), 12/1/2031 (b)	2,500,000	2,190,567
Clear Street Holdings LLC, 5.875%, 5/15/2026 (a)	2,000,000	1,860,627
Colony Bankcorp, Inc., 5.250% (TSFR3M + 2.650%), 5/20/2032 (a)(b)	1,000,000	895,290
Dickinson Financial Corp., 4.250% (TSFR3M + 4.030%), 11/15/2030 (a)(b)	1,250,000	1,134,010
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (b)	1,000,000	887,158
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (b)	1,000,000	968,252
FedNat Holding Co., 7.750%, 3/15/2029 (c)(d)(e)	2,500,000	775,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (b)	2,000,000	1,896,733
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)	3,000,000	2,664,608
Financial Institutions, Inc., 6.000% (3 Month LIBOR USD + 3.944%), 4/15/2030 (b)	1,500,000	1,419,075
First Bancshares, Inc., 6.400% (3 Month LIBOR USD + 3.390%), 5/1/2033 (b)	2,500,000	2,335,996
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)	750,000	715,317
First Foundation, Inc., 3.500% (SOFR + 2.040%), 2/1/2032 (b)	1,000,000	645,945
First Internet Bancorp, 3.750% (SOFR + 3.110%), 9/1/2031 (b)	1,000,000	871,618
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (b)	1,500,000	1,328,941
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)	2,000,000	1,897,709
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (b)	3,000,000	2,454,554
Flushing Financial Corp., 6.000% (TSFR3M + 3.130%), 9/1/2032 (b)	500,000	457,671
FS Bancorp, Inc., 3.750% (TSFR3M + 3.370%), 2/15/2031 (b)	1,000,000	890,270
Home Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (a)(b)	1,000,000	933,051
Homestreet, Inc., 6.500%, 6/1/2026	750,000	692,083
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)	750,000	712,201
Jamesmark Bancshares, Inc., 3.750% (TSFR3M + 3.050%), 10/1/2031 (a)(b)	850,000	738,558
Kingstone Cos, Inc., 12.000%, 12/30/2024 (a)(c)	4,028,000	3,907,160
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)	1,000,000	957,780
Malvern Bancorp, Inc., 5.286% (3 Month LIBOR USD + 4.145%), 2/15/2027 (b)	500,000	490,610
Marble Point Loan Financing Ltd. / MPLF Funding LLC, 7.500%, 10/16/2025 (a)	3,500,000	3,259,375
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)	3,000,000	2,546,444
Midwest Bankcentre, Inc., 3.625% (TSFR3M + 2.950%), 6/15/2031 (a)(b)	1,500,000	1,313,133
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (a)	1,000,000	996,798
Narragansett Financial Corp., 3.875% (TSFR3M + 3.190%), 5/15/2031 (a)(b)	2,000,000	1,769,908
New York Community Bancorp, Inc., 5.900% (3 Month LIBOR USD + 2.780%), 11/6/2028 (b)	1,000,000	945,665
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)	3,000,000	2,532,257
NexBank Capital, Inc., 6.000%, 7/15/2032 (a)(f)	1,000,000	918,015
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)	1,000,000	956,099
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)	1,000,000	897,421
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)	1,250,000	1,117,078
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)	4,000,000	3,235,181
Primis Financial Corp., 8.752% (3 Month LIBOR USD + 3.950%), 1/31/2027 (a)(b)	1,000,000	981,867
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (b)	3,000,000	2,636,263
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)	1,000,000	893,658
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)	1,250,000	1,231,203
South Street Securities Funding LLC, 6.250%, 12/30/2026 (a)	1,000,000	922,167
Stellar Bancorp, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (b)	1,000,000	913,523
Sterling Bancorp, Inc., 11.080% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)	2,000,000	1,982,809
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (b)	1,000,000	851,684
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)	2,000,000	1,924,091
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (a)	2,000,000	1,782,500
Trinity Capital, Inc., 4.250%, 12/15/2026	2,000,000	1,667,176
Valley National Bancorp, 6.250% (TSFR3M + 2.780%), 9/30/2032 (b)	1,000,000	909,417
Webster Financial Corp., 4.000% (TSFR3M + 2.530%), 12/30/2029 (b)	50,000	46,880
Zais Group LLC, 7.000%, 11/15/2023 (a)	460,000	454,825
TOTAL CORPORATE OBLIGATIONS (Cost ― $93,156,535)		$82,102,472

Preferred Stocks ― 0.88%	Shares
Financial ― 0.88%
First Guaranty Bancshares, Inc., 6.750%	40,000	756,000
TOTAL PREFERRED STOCKS (Cost ― $1,000,000)		$756,000

Warrants ― 0.11%
Financial ― 0.11%
Kingstone Cos, Inc. (a)(c)	195,750	97,875
TOTAL WARRANTS (Cost ― $0)		$97,875

Short-Term Investments ― 0.62%
Money Market Funds ― 0.62%
First American Government Obligations Fund, Class U, 4.746% (g)	533,389	533,389
TOTAL SHORT-TERM INVESTMENTS (Cost ― $533,389)		$533,389
TOTAL INVESTMENTS ― 98.63% (Cost ― $95,990,350)		$84,559,369
Other Assets in Excess of Liabilities ― 1.37%		1,171,481
NET ASSETS ― 100.00%		$85,730,850

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $46,962,499 or 54.78% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(c)	Illiquid security. At April 30, 2023, the value of these securities amounted to $4,780,035 or 5.58% of net assets.
(d)	Security identified as in default as to the payment of interest. Income is not being accrued.
(e)
As of April 30, 2023, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $775,000 or 0.90% of net assets. Value determined using significant unobservable inputs.

(f)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(g)	Rate disclosed is the seven day yield as of April 30, 2023.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,069,633	$-	$-	$1,069,633
Corporate Obligations		81,327,472	775,000	82,102,472
Preferred Stocks	756,000	-	-	756,000
Warrants	-	97,875	-	97,875
Short-Term Investments	533,389	-	-	533,389
Total	$2,359,022	$81,425,347	$775,000	$84,559,369

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/23	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation/ Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/23
Corporate Obligations	$775,000	$–	$–	$–	$–	$–	$–	$–	$775,000

The total change in unrealized appreciation/depreciation attributable to Level 3 investments still held at April 30, 2023, is $-.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/23	Valuation Techniques	Unobservable Input*	Range/Weighted Average Unobservable Input**
Corporate Obligations	$775,000	Model Valuation	Debt recovery estimate based on 2023 and 2024 projected earnings, and EBITDA multiples	Recovery Estimate: 31% EBITDA Multiples: 6x-9x

*Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

**Table presents information for one security, which is valued at $31.00 as of April 30, 2023.